Document and Entity Information	Jan. 26, 2026
Details
Registrant CIK	0001508594
Fiscal Year End	--12-31
Document Type	8-K
Document Period End Date	Jan. 26, 2026
Entity Registrant Name	THC Farmaceuticals, Inc.
Entity Incorporation, State or Country Code	CO
Entity File Number	000-54754
Entity Tax Identification Number	26-1805170
Entity Address, Address Line One	1000 Newbury Rd.
Entity Address, Address Line Two	Suite 290-B
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320
City Area Code	323
Local Phone Number	420-8583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false